Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We have no program, practice or plan to grant stock options in coordination with the release of material nonpublic information.

As required by Item 402(x) of Regulation S-K under the Exchange Act, the following table presents information regarding options issued to our Named Executive Officers in fiscal year 2024 during any period beginning four business days before the (i) filing of a periodic report on Form 10-Q or Form 10-K or (ii) the filing or furnishing a current report on Form 8-K that discloses material nonpublic information, and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award (1)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Mariam Sorond	03/15/2024	370,031	$4.68	1,005,113	11.56%
Christian Gates	03/15/2024	138,761	$4.68	376,916	11.56%
Sanyogita Shamsunder	05/09/2024	182,582	$9.27	925,922	(6.05)%

(1) Represents the grant date fair value of the award, computed in accordance with ASC 718.

Award Timing MNPI Considered [Flag]	false
Awards Close in Time to MNPI Disclosures [Table Text Block]
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award (1)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Mariam Sorond	03/15/2024	370,031	$4.68	1,005,113	11.56%
Christian Gates	03/15/2024	138,761	$4.68	376,916	11.56%
Sanyogita Shamsunder	05/09/2024	182,582	$9.27	925,922	(6.05)%

(1) Represents the grant date fair value of the award, computed in accordance with ASC 718.

Mariam Sorond
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Mariam Sorond
Award Underlying Securities Amount | shares	370,031
Award Exercise Price | $ / shares	$ 4.68
Award Grant Date Fair Value | $	$ 1,005,113	[1]
Underlying Security Market Price Change, Percent	11.56
Christian Gates
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Christian Gates
Award Underlying Securities Amount | shares	138,761
Award Exercise Price | $ / shares	$ 4.68
Award Grant Date Fair Value | $	$ 376,916	[1]
Underlying Security Market Price Change, Percent	11.56
Sanyogita Shamsunder
Awards Close in Time to MNPI Disclosures [Table]
Awards Close in Time to MNPI Disclosures, Individual Name	Sanyogita Shamsunder
Award Underlying Securities Amount | shares	182,582
Award Exercise Price | $ / shares	$ 9.27
Award Grant Date Fair Value | $	$ 925,922	[1]
Underlying Security Market Price Change, Percent	(6.05)

[1]	Represents the grant date fair value of the award, computed in accordance with ASC 718.